Basic and diluted earnings per share (Narrative) (Details) (HKD)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001	[1]	0.001	[1]
Ordinary shares, authorized	5,000,000,000	[1]	5,000,000,000	[1]
Ordinary shares, issued	117,301,753	[1]	118,328,437	[1]
Ordinary shares, outstanding	117,301,753	[1]	118,328,437	[1]
Share options to purchase ordinary shares that were not included in the computation of diluted income per common share because their effect were anti-dilutive	16,307				38,807
Class A ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001		0.001
Ordinary shares, authorized	4,000,000,000		4,000,000,000
Number Of Votes Per Share	1
Ordinary shares, issued	88,181,846		89,208,530
Ordinary shares, outstanding	88,181,846		89,208,530
Class B ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001		0.001
Ordinary shares, authorized	1,000,000,000		1,000,000,000
Number Of Votes Per Share	5
Ordinary shares, issued	29,119,907		29,119,907
Ordinary shares, outstanding	29,119,907		29,119,907

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 89,208,530 shares and 88,181,846 shares issued and outstanding as of December 31, 2013 and 2014, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,119,907 shares and 29,119,907 shares issued and outstanding as of December 31, 2013 and 2014, respectively.